Income Taxes - Operating loss carryforwards (Details) ¥ in Thousands	Dec. 31, 2020 JPY (¥)
Income Taxes
Operating loss carryforwards expiring between 2020 and 2023	¥ 75,596
Operating loss carryforwards expiring between 2024 and 2027	132,439
Operating loss carryforwards expiring 2028 and thereafter	1,372,760
Total	¥ 1,580,795